Retirement benefits - Summary of Movement Of Present Value Other Post-Employment Benefit Plan Obligation (Detail) - Present value of defined benefit obligation [member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	₨ (5,464)	$ (79)	₨ (4,495)	₨ (4,517)
Reclassification to post retirement medical benefits				232
Acquired in business combination	(154)	(2)
Current service cost	(389)	(6)	(331)	(277)
Past service cost	(3)	0	(820)
Benefits paid	899	13	481	451
Interest cost of scheme liabilities	(419)	(6)	(342)	(338)
Actuarial (losses)/ gains arising from change in assumptions	(360)	(5)	43	(46)
Ending balance	₨ (5,890)	$ (85)	₨ (5,464)	₨ (4,495)